Related parties (Details 2) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Key Management Personnel Compensation [Line Items]
Salaries and other benefits	₨ 21	₨ 15	₨ 16
Total	55,800	50,300	46,465
Key Management Personnel [Member]
Disclosure Of Key Management Personnel Compensation [Line Items]
Salaries and other benefits	861	891	912
Contributions to defined contribution plans	36	36	30
Commission to directors	379	416	378
Share-based payments expense	179	182	194
Total	₨ 1,455	₨ 1,525	₨ 1,514